Retirement benefits - Schedule of Defined Contribution Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of defined contribution plans [abstract]
Employer's contribution to recognised provident fund and family pension fund	₨ 630	$ 8	₨ 553	₨ 461
Employer's contribution to superannuation and National Pension Scheme	210	3	169	142
Contribution to defined contribution plans	₨ 840	$ 11	₨ 722	₨ 603